Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 138.6%
	Aerospace & Defense: 3.8%
338,300	AI Convoy (Luxembourg) S.A.R.L USD Term Loan B, 4.500%, (US0006M + 3.500%), 01/17/27	$ 337,877	0.2
418,950	Amentum Government Services Holdings LLC Term Loan B, 3.646%, (US0001M + 3.500%), 02/01/27	412,666	0.2
1,314,628	American Airlines, Inc. 2018 Term Loan B, 1.893%, (US0001M + 1.750%), 06/27/25	995,831	0.5
149,625	Delta Air Lines, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 04/29/23	151,308	0.1
858,949	KBR, Inc. 2020 Term Loan B, 2.896%, (US0001M + 2.750%), 02/05/27	854,654	0.5
1,785,732	Maxar Technologies Ltd. Term Loan B, 2.900%, (US0001M + 2.750%), 10/04/24	1,735,230	0.9
238,000	Science Applications International Corporation 2020 Incremental Term Loan B, 2.396%, (US0001M + 2.250%), 03/12/27	236,840	0.1
460,000	SkyMiles IP Ltd. 2020 1st Lien Term Loan B, 4.750%, (US0003M + 3.750%), 10/20/27	471,356	0.3
1,985,000	TransDigm, Inc. 2020 Term Loan E, 2.396%, (US0001M + 2.250%), 05/30/25	1,928,759	1.0
		7,124,521	3.8

	Auto Components: 0.5%
991,450	Broadstreet Partners, Inc. 2020 Term Loan B, 3.396%, (US0001M + 3.250%), 01/27/27	965,424	0.5

	Automotive: 5.7%
637,774	American Axle and Manufacturing, Inc. Term Loan B, 3.000%, (US0003M + 2.250%), 04/06/24	627,183	0.3
367,969	Autokiniton US Holdings, Inc. Term Loan, 5.891%, (US0001M + 5.750%), 05/22/25	366,129	0.2
269,979	Belron Finance US LLC 2018 Term Loan B, 2.464%, (US0003M + 2.250%), 11/13/25	264,917	0.1
1,024,982	Belron Finance US LLC 2019 USD Term Loan B, 2.464%, (US0003M + 2.250%), 10/30/26	1,008,966	0.6
1,380,443	Clarios Global LP USD Term Loan B, 3.646%, (US0001M + 3.500%), 04/30/26	1,368,364	0.7
188,575	Dealer Tire, LLC 2020 Term Loan B, 4.396%, (US0001M + 4.250%), 12/12/25	186,571	0.1
EUR 965,150	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	1,142,885	0.6
931,304	Gates Global LLC 2017 USD Repriced Term Loan B, 3.750%, (US0001M + 2.750%), 04/01/24	924,772	0.5
550,200	Holley Purchaser, Inc. Term Loan B, 5.214%, (US0003M + 5.000%), 10/24/25	535,070	0.3
1,673,339	KAR Auction Services, Inc. 2019 Term Loan B6, 2.438%, (US0001M + 2.250%), 09/19/26	1,638,827	0.9
670,000	Les Schwab Tire Centers Term Loan B, 4.250%, (US0003M + 3.500%), 11/02/27	664,975	0.4
498,125	Truck Hero, Inc. 1st Lien Term Loan, 3.896%, (US0001M + 3.750%), 04/22/24	488,837	0.3
994,987	Wand NewCo 3, Inc. 2020 Term Loan, 3.146%, (US0001M + 3.000%), 02/05/26	969,491	0.5
320,000	Wheel Pros, LLC 2020 Term Loan, 5.478%, (US0003M + 5.250%), 11/06/27	316,000	0.2
		10,502,987	5.7

	Basic Materials: 0.1%
138,132	HB Fuller - TL B 1L, 2.147%, (US0001M + 2.000%), 10/20/24	136,540	0.1

	Beverage & Tobacco: 0.5%
911,493	Sunshine Investments B.V. USD Term Loan B3, 3.471%, (US0003M + 3.250%), 03/28/25	900,859	0.5

	Brokers, Dealers & Investment Houses: 1.4%
1,979,798	Brookfield Property REIT Inc. 1st Lien Term Loan B, 2.646%, (US0001M + 2.500%), 08/27/25	1,833,787	1.0

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Brokers, Dealers & Investment Houses: (continued)
844,950	Forest City Enterprises, L.P. 2019 Term Loan B, 3.646%, (US0001M + 3.500%), 12/08/25	$ 810,624	0.4
		2,644,411	1.4

	Building & Development: 5.2%
358,022	Advanced Drainage Systems Inc Term Loan B, 2.438%, (US0001M + 2.250%), 07/31/26	357,798	0.2
780,000	Applecaramel Buyer, LLC Term Loan B, 4.500%, (US0006M + 4.000%), 10/19/27	774,428	0.4
1,700,227	Core & Main LP 2017 Term Loan B, 3.750%, (US0003M + 2.750%), 08/01/24	1,683,225	0.9
45,000	CP Atlas Buyer, Inc. 2020 Delayed Draw Term Loan B2, 4.728%, (US0003M + 4.500%), 11/23/27	45,011	0.0
135,000	CP Atlas Buyer, Inc. 2020 Term Loan B1, 4.728%, (US0003M + 4.500%), 11/23/27	135,034	0.1
1,216,905	GYP Holdings III Corp. 2018 Term Loan B, 2.896%, (US0001M + 2.750%), 06/01/25	1,207,126	0.7
745,938	Henry Company LLC Term Loan B, 5.000%, (US0001M + 4.000%), 10/05/23	745,588	0.4
759,244	Interior Logic Group Holdings IV LLC 2018 Term Loan B, 4.146%, (US0001M + 4.000%), 05/30/25	740,263	0.4
150,000	LEB Holdings (USA), Inc Term Loan B, 4.750%, (US0003M + 4.000%), 09/25/27	150,375	0.1
EUR 959,793	LSF10 XL Bidco S.C.A. EUR Term Loan B3, 4.000%, (EUR003M + 4.000%), 10/12/26	1,140,239	0.6
571,912	MX Holdings US, Inc. Term Loan B1B, 3.500%, (US0001M + 2.750%), 07/31/25	568,159	0.3
375,000	Northstar Group Services, INC. 2020 Term Loan B, 6.500%, (US0003M + 5.500%), 11/09/26	368,438	0.2
1,021,082	Quikrete Holdings Inc Term Loan, 2.646%, (US0001M + 2.500%), 02/01/27	1,008,176	0.5
520,636	Werner FinCo LP 2017 Term Loan, 5.000%, (US0001M + 4.000%), 07/24/24	520,636	0.3
149,250	Zekelman Industries, Inc. 2020 Term Loan, 2.147%, (US0001M + 2.000%), 01/24/27	146,794	0.1
		9,591,290	5.2

	Business Equipment & Services: 15.6%
419,096	24-7 Intouch Inc 2018 Term Loan, 4.896%, (US0001M + 4.750%), 08/25/25	398,141	0.2
1,513,665	AlixPartners, LLP 2017 Term Loan B, 2.646%, (US0001M + 2.500%), 04/04/24	1,486,746	0.8
149,625	AqGen Ascensus, Inc. 2020 Term Loan, 5.000%, (US0003M + 4.000%), 12/13/26	148,877	0.1
960,300	Ascend Learning, LLC 2017 Term Loan B, 4.000%, (US0001M + 3.000%), 07/12/24	950,097	0.5
425,000	Asplundh Tree Expert, LLC Term Loan B, 2.638%, (US0001M + 2.500%), 09/07/27	425,949	0.2
634,804	Big Ass Fans, LLC 2018 Term Loan, 4.750%, (US0003M + 3.750%), 05/21/24	625,017	0.3
380,000	Cambium Learning Group, Inc. Term Loan B, 4.720%, (US0003M + 4.500%), 12/18/25	373,944	0.2
430,000	Camelot U.S. Acquisition 1 Co. 2020 Incremental Term Loan B, 4.000%, (US0003M + 3.000%), 10/30/26	429,059	0.2
234,413	Cardtronics USA, Inc. Term Loan B, 5.000%, (US0001M + 4.000%), 06/29/27	235,116	0.1
781,729	Castle US Holding Corporation USD Term Loan B, 3.970%, (US0003M + 3.750%), 01/29/27	756,893	0.4
434,056	Convergint Technologies LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 02/03/25	425,240	0.2
1,720,192	EIG Investors Corp. 2018 1st Lien Term Loan, 4.750%, (US0003M + 3.750%), 02/09/23	1,720,959	0.9

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
1,251,861		EVO Payments International LLC 2018 1st Lien Term Loan, 3.400%, (US0001M + 3.250%), 12/22/23	$ 1,247,557	0.7
732,809		Flexential Intermediate Corporation 2017 1st Lien Term Loan, 3.720%, (US0003M + 3.500%), 08/01/24	658,743	0.4
244,621		Flexential Intermediate Corporation 2nd Lien Term Loan, 7.501%, (US0003M + 7.250%), 08/01/25	154,519	0.1
614,250		GreenSky Holdings, LLC 2018 Term Loan B, 3.438%, (US0001M + 3.250%), 03/31/25	595,822	0.3
127,043		ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 5.000%, (US0003M + 4.000%), 11/21/24	125,995	0.1
600,000		Milano Acquisition Corp Term Loan B, 4.750%, (US0003M + 4.000%), 10/01/27	596,000	0.3
550,000		Misys (Finastra) USD 2nd Lien Term Loan, 8.250%, (US0006M + 7.250%), 06/13/25	547,937	0.3
218,900		Nielsen Finance LLC 2020 USD Term Loan B5, 4.750%, (US0001M + 3.750%), 06/04/25	219,830	0.1
586,049		PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 4.500%, (US0003M + 3.500%), 01/03/25	577,747	0.3
1,450,599		Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.396%, (US0001M + 3.250%), 05/01/25	1,415,240	0.8
1,383,016		Red Ventures, LLC 2020 Term Loan B2, 2.646%, (US0001M + 2.500%), 11/08/24	1,342,761	0.7
115,000		Renaissance Holding Corp. 2018 2nd Lien Term Loan, 7.146%, (US0001M + 7.000%), 05/29/26	112,317	0.1
640,263		Renaissance Learning, Inc. 2018 Add On Term Loan, 3.396%, (US0001M + 3.250%), 05/30/25	625,657	0.3
860,663		Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0003M + 5.500%), 12/20/24	835,381	0.5
273,625		Rockwood Service Corporation 2020 Term Loan, 4.396%, (US0001M + 4.250%), 01/23/27	273,112	0.2
75,000	(1)	Service Logic Acquisition, Inc Delayed Draw Term Loan, 4.750%, (US0002M + 4.000%), 10/29/27	75,094	0.0
260,000		Service Logic Acquisition, Inc Term Loan, 4.750%, (US0003M + 4.000%), 10/29/27	260,325	0.1
772,196		Solera Holdings, Inc. USD Term Loan B, 2.896%, (US0001M + 2.750%), 03/03/23	763,316	0.4
29,697	(1)	Southern Veterinary Partners, LLC Delayed Draw Term Loan, 4.228%, (US0003M + 4.000%), 10/01/27	29,623	0.0
215,303		Southern Veterinary Partners, LLC Term Loan, 5.000%, (US0006M + 4.000%), 10/02/27	214,765	0.1
955,186		SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 4.470%, (US0003M + 4.250%), 07/30/25	909,814	0.5
1,604,334		Staples, Inc. 7 Year Term Loan, 5.214%, (US0003M + 5.000%), 04/16/26	1,552,862	0.8
761,787		SurveyMonkey Inc. 2018 Term Loan B, 3.850%, (US0001W + 3.750%), 10/10/25	752,264	0.4
EUR 460,420		Techem Verwaltungsgesellschaft 675 mbH EUR Term Loan B4, 2.625%, (EUR006M + 2.625%), 07/15/25	545,246	0.3
150,000		TruGreen Limited Partnership 2020 Term Loan, 4.750%, (US0001M + 4.000%), 11/02/27	149,812	0.1
1,572,900		Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.224%, (US0003M + 4.000%), 08/20/25	1,497,115	0.8
EUR 1,000,000		Verisure Holding AB 2020 EUR Term Loan B, 4.000%, (EUR006M + 4.000%), 07/20/26	1,199,134	0.7
1,298,996		Verra Mobility Corporation 2020 Term Loan B, 3.396%, (US0001M + 3.250%), 02/28/25	1,281,135	0.7
266,993		Verscend Holding Corp. 2018 Term Loan B, 4.646%, (US0001M + 4.500%), 08/27/25	266,881	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
487,550		VS Buyer, LLC Term Loan B, 3.396%, (US0001M + 3.250%), 02/28/27	$ 483,284	0.3
620,713		West Corporation 2018 Term Loan B1, 4.500%, (US0001M + 3.500%), 10/10/24	589,289	0.3
989,750		Yak Access, LLC 2018 1st Lien Term Loan B, 5.223%, (US0003M + 5.000%), 07/11/25	866,650	0.5
240,000		Yak Access, LLC 2018 2nd Lien Term Loan B, 10.223%, (US0003M + 10.000%), 07/10/26	177,000	0.1
			28,918,265	15.6

		Cable & Satellite Television: 3.1%
1,222,078		Charter Communications Operating, LLC 2019 Term Loan B2, 1.900%, (US0001M + 1.750%), 02/01/27	1,209,857	0.6
994,987		CSC Holdings, LLC 2019 Term Loan B5, 2.639%, (US0001M + 2.500%), 04/15/27	976,125	0.5
1,255,732		Radiate Holdco, LLC 2020 Term Loan, 4.250%, (US0001M + 3.500%), 09/25/26	1,246,705	0.7
625,000		UPC Broadband Holding B.V. 2020 USD Term Loan B, 2.391%, (US0001M + 2.250%), 04/30/28	611,719	0.3
305,000		UPC Broadband Holding B.V. 2020 USD Term Loan B1, 3.673%, (US0002M + 3.500%), 01/31/29	302,681	0.2
305,000		UPC Broadband Holding B.V. 2020 USD Term Loan B2, 3.677%, (US0002M + 3.500%), 01/31/29	302,681	0.2
1,195,000		Virgin Media Bristol LLC USD Term Loan N, 2.641%, (US0001M + 2.500%), 01/31/28	1,173,864	0.6
			5,823,632	3.1

		Chemicals & Plastics: 4.7%
568,181		Alpha 3 B.V. 2017 Term Loan B1, 4.000%, (US0003M + 3.000%), 01/31/24	565,104	0.3
301,950		Ascend Performance Materials Operations LLC 2019 Term Loan B, 6.250%, (US0003M + 5.250%), 08/27/26	302,705	0.2
975,268		Axalta Coating Systems US Holdings Inc. USD Term Loan B3, 1.970%, (US0003M + 1.750%), 06/01/24	959,768	0.5
933,512		Composite Resins Holding B.V. 2018 Term Loan B, 5.250%, (US0003M + 4.250%), 08/01/25	935,846	0.5
EUR 972,500		Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/06/24	1,151,588	0.6
230,000		Emerald Performance Materials, LLC 2020 Term Loan B, 5.000%, (US0001M + 4.000%), 08/12/25	230,287	0.1
1,063,877		Encapsys, LLC 2020 Term Loan B2, 4.250%, (US0001M + 3.250%), 11/07/24	1,057,228	0.6
746,700		Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.878%, (US0001M + 4.750%), 10/15/25	734,566	0.4
150,000		Potters Industries, LLC Term Loan B, 4.228%, (US0003M + 4.000%), 11/19/27	149,625	0.1
149,625		PQ Corporation 2020 USD Incremental Term Loan B, 4.000%, (US0003M + 3.000%), 02/07/27	149,625	0.1
1,375,203		Starfruit Finco B.V 2018 USD Term Loan B, 3.141%, (US0001M + 3.000%), 10/01/25	1,352,427	0.7
902,220		Tronox Finance LLC Term Loan B, 3.177%, (US0001M + 3.000%), 09/23/24	892,634	0.5
183,613		Univar Inc. 2019 USD Term Loan B5, 2.146%, (US0001M + 2.000%), 07/01/26	180,809	0.1
			8,662,212	4.7

		Consumer, Cyclical: 0.2%
680,015	(2),(3),(4)	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 3.728%, (US0003M + 3.500%), 05/30/25	17,531	0.0
355,000		Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/25/27	366,875	0.2
			384,406	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Consumer, Non-cyclical: 0.2%
488,155	Lifescan Global Corporation 2018 1st Lien Term Loan, 6.234%, (US0003M + 6.000%), 10/01/24	$ 462,934	0.2

	Containers & Glass Products: 6.2%
994,962	Berry Global, Inc. Term Loan Y, 2.128%, (US0001M + 2.000%), 07/01/26	979,229	0.5
1,566,666	BWAY Holding Company 2017 Term Loan B, 3.480%, (US0003M + 3.250%), 04/03/24	1,496,027	0.8
520,000	Charter NEX US, Inc. 2020 Term Loan, 4.478%, (US0003M + 4.250%), 11/24/27	520,758	0.3
234,210	Charter NEX US, Inc. Incremental Term Loan, 3.396%, (US0001M + 2.250%), 05/16/24	234,015	0.1
1,225,170	Flex Acquisition Company, Inc. 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 12/29/23	1,211,167	0.7
1,940,264	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 3.225%, (US0003M + 3.250%), 06/29/25	1,897,147	1.0
240,000	Graham Packaging Company Inc. Term Loan, 4.500%, (US0001M + 3.750%), 08/04/27	240,017	0.1
550,000	Plastipak Packaging, Inc. 2018 Term Loan B, 2.650%, (US0001M + 2.500%), 10/14/24	543,182	0.3
255,000	Plaze, Inc. 2020 Incremental Term Loan, 5.250%, (US0001M + 4.250%), 08/03/26	251,972	0.1
245,000	Proampac AC Borrower LLC Second Lien Term Loan, 9.500%, (US0003M + 8.500%), 11/18/24	244,694	0.1
653,647	Reynolds Consumer Products LLC Term Loan, 1.896%, (US0001M + 1.750%), 02/04/27	646,702	0.4
635,000	Reynolds Group Holdings Inc. 2020 Term Loan, 3.396%, (US0001M + 3.250%), 02/05/26	625,554	0.4
724,636	Reynolds Group Holdings Inc. USD 2017 Term Loan, 2.896%, (US0001M + 2.750%), 02/05/23	716,824	0.4
1,385,437	Ring Container Technologies Group, LLC 1st Lien Term Loan, 2.896%, (US0001M + 2.750%), 10/31/24	1,358,594	0.7
150,000	Tosca Services, LLC 2020 Term Loan B, 5.250%, (US0001M + 4.250%), 07/28/27	150,750	0.1
402,705	TricorBraun Hldgs Inc First Lien Term Loan, 4.750%, (US0003M + 3.750%), 11/30/23	399,634	0.2
		11,516,266	6.2

	Cosmetics/Toiletries: 0.6%
489,720	Anastasia Parent, LLC 2018 Term Loan B, 3.970%, (US0003M + 3.750%), 08/11/25	241,391	0.2
806,644	Wellness Merger Sub, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 06/30/24	793,536	0.4
		1,034,927	0.6

	Drugs: 0.2%
295,077	Horizon Therapeutics USA Inc Term Loan B, 2.188%, (US0001M + 2.000%), 05/22/26	292,643	0.2

	Ecological Services & Equipment: 0.7%
1,291,196	GFL Environmental Inc. 2018 USD Term Loan B, 4.000%, (US0001M + 3.000%), 05/30/25	1,290,210	0.7

	Electronics/Electrical: 20.1%
11,538	Allegro Microsystems, Inc. Term Loan, 4.750%, (US0001M + 4.000%), 09/30/27	11,524	0.0
865,149	ASG Technologies Group, Inc. 2018 Term Loan, 4.500%, (US0001M + 3.500%), 07/31/24	841,898	0.5
708,225	Barracuda Networks, Inc. 1st Lien Term Loan, 4.500%, (US0003M + 3.750%), 02/12/25	703,134	0.4
125,000	Barracuda Networks, Inc. 2020 2nd Lien Term Loan, 7.500%, (US0003M + 6.750%), 10/30/28	126,250	0.1
1,408,046	BMC Software Finance, Inc. 2018 USD Term Loan B, 4.396%, (US0001M + 4.250%), 10/02/25	1,394,552	0.8
279,286	Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.146%, (US0001M + 4.000%), 04/18/25	275,969	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
1,185,279	By Crown Parent, LLC Term Loan B1, 4.000%, (US0001M + 3.000%), 02/02/26	$ 1,178,612	0.6
798,598	Cohu, Inc. 2018 Term Loan B, 3.146%, (US0001M + 3.000%), 10/01/25	786,619	0.4
465,615	Cornerstone OnDemand, Inc. Term Loan B, 4.396%, (US0001M + 4.250%), 04/22/27	465,978	0.3
992,462	Dell International LLC 2019 Term Loan B, 2.750%, (US0001M + 2.000%), 09/19/25	992,128	0.5
771,263	EagleView Technology Corporation 2018 Add On Term Loan B, 3.733%, (US0003M + 3.500%), 08/14/25	749,089	0.4
259,038	Electrical Components International, Inc. 2018 1st Lien Term Loan, 4.396%, (US0001M + 4.250%), 06/26/25	248,568	0.1
770,000	Epicor Software Corporation 2020 Term Loan, 5.250%, (US0001M + 4.250%), 07/30/27	771,872	0.4
638,400	Go Daddy Operating Company, LLC 2020 Term Loan B3, 2.646%, (US0001M + 2.500%), 08/10/27	636,072	0.3
760,000	Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B, 4.228%, (US0003M + 4.000%), 10/08/27	758,290	0.4
620,264	Helios Software Holdings, Inc. USD Term Loan, 4.519%, (US0003M + 4.250%), 10/24/25	614,837	0.3
88,000	Hyland Software, Inc. 2017 2nd Lien Term Loan, 7.750%, (US0001M + 7.000%), 07/07/25	88,550	0.1
2,234,585	Hyland Software, Inc. 2018 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 07/01/24	2,230,395	1.2
412,269	Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/26	409,692	0.2
455,000	Imperva, Inc. 2nd Lien Term Loan, 8.750%, (US0003M + 7.750%), 01/10/27	439,833	0.2
450,000	Infoblox Inc. 2020 Term Loan B, 3.978%, (US0003M + 3.750%), 10/07/27	446,456	0.2
1,243,750	Informatica LLC, 2020 USD Term Loan B, 3.396%, (US0001M + 3.250%), 02/25/27	1,225,871	0.7
149,233	Ivanti Software, Inc. 2020 Delayed Draw Term Loan B1, 4.978%, (US0003M + 4.750%), 11/22/27	148,020	0.1
99,972	Ivanti Software, Inc. 2020 Delayed Draw Term Loan B2, 4.978%, (US0003M + 4.750%), 11/22/27	99,159	0.1
260,795	Ivanti Software, Inc. 2020 Term Loan B, 4.978%, (US0003M + 4.750%), 11/20/27	258,677	0.1
640,000	LogMeIn, Inc. Term Loan B, 4.888%, (US0001M + 4.750%), 08/31/27	633,700	0.3
229,918	MA FinanceCo., LLC USD Term Loan B3, 2.646%, (US0001M + 2.500%), 06/21/24	224,266	0.1
644,208	McAfee, LLC 2018 USD Term Loan B, 3.896%, (US0001M + 3.750%), 09/30/24	643,850	0.4
2,303,750	MH Sub I, LLC 2017 1st Lien Term Loan, 3.646%, (US0001M + 3.500%), 09/13/24	2,262,716	1.2
810,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 7.646%, (US0001M + 7.500%), 09/15/25	811,519	0.4
EUR 1,000,000	OVH Groupe SAS EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 12/04/26	1,195,833	0.6
1,029,848	Project Boost Purchaser, LLC 2019 Term Loan B, 3.646%, (US0001M + 3.500%), 06/01/26	1,006,247	0.5
609,150	Project Leopard Holdings, Inc. 2019 Term Loan, 5.250%, (US0003M + 4.250%), 07/07/23	602,424	0.3
1,418,395	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 4.464%, (US0003M + 4.250%), 05/16/25	1,372,297	0.7
750,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 8.464%, (US0003M + 8.250%), 05/18/26	714,375	0.4
1,492,099	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 11/03/23	1,483,809	0.8

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
430,000	Redstone Buyer LLC Term Loan, 6.000%, (US0003M + 5.000%), 09/01/27	$ 429,731	0.2
525,093	Riverbed Technology, Inc. 2016 Term Loan, 4.250%, (US0003M + 3.250%), 04/24/22	476,194	0.3
390,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 8.464%, (US0003M + 8.250%), 11/27/26	370,500	0.2
1,379,000	Rocket Software, Inc. 2018 Term Loan, 4.396%, (US0001M + 4.250%), 11/28/25	1,359,866	0.7
1,552,691	Seattle Spinco, Inc. USD Term Loan B3, 2.646%, (US0001M + 2.500%), 06/21/24	1,514,521	0.8
784,743	SolarWinds Holdings, Inc. 2018 Term Loan B, 2.896%, (US0001M + 2.750%), 02/05/24	776,098	0.4
627,200	SonicWall US Holdings Inc. 1st Lien Term Loan, 3.724%, (US0003M + 3.500%), 05/16/25	612,500	0.3
265,000	SonicWall US Holdings Inc. 2nd Lien Term Loan, 7.724%, (US0003M + 7.500%), 05/18/26	230,550	0.1
344,138	Surf Holdings, LLC USD Term Loan, 3.750%, (US0003M + 3.500%), 03/05/27	337,685	0.2
475,000	Tech Data Corporation ABL Term Loan, 3.646%, (US0001M + 3.500%), 06/30/25	475,817	0.3
165,862	Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 5.220%, (US0003M + 5.000%), 05/29/26	115,689	0.1
478,982	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 2.500%, (US0003M + 1.500%), 02/28/25	466,259	0.3
1,060,000	Ultimate Software Group Inc(The) 2020 Incremental Term Loan B, 4.750%, (US0003M + 4.000%), 05/04/26	1,063,378	0.6
605,000	Veritas US Inc. 2020 USD Term Loan B, 6.500%, (US0003M + 5.500%), 09/01/25	598,572	0.3
300,042	Web.com Group, Inc. 2018 2nd Lien Term Loan, 7.893%, (US0003M + 7.750%), 10/09/26	287,040	0.2
731,484	Web.com Group, Inc. 2018 Term Loan B, 3.893%, (US0003M + 3.750%), 10/10/25	717,311	0.4
666,563	Xperi Corporation 2020 Term Loan B, 4.146%, (US0001M + 4.000%), 06/01/25	666,812	0.4
		37,351,604	20.1

	Financial: 0.2%
457,861	Blucora, Inc. 2017 Term Loan B, 5.000%, (US0003M + 4.000%), 05/22/24	453,282	0.2

	Financial Intermediaries: 3.5%
1,196,243	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 3.146%, (US0001M + 3.000%), 06/15/25	1,144,506	0.6
325,883	Blackstone Mortgage Trust, Inc. 2019 Term Loan B, 2.396%, (US0001M + 2.250%), 04/23/26	316,107	0.2
1,031,691	Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.896%, (US0001M + 2.750%), 08/21/25	1,002,674	0.5
613,463	Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0003M + 3.750%), 04/09/27	612,696	0.3
933,276	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 3.146%, (US0001M + 3.000%), 07/21/25	917,591	0.5
277,900	First Eagle Holdings, Inc. 2020 Term Loan B, 2.720%, (US0003M + 2.500%), 02/01/27	272,714	0.2
810,896	Focus Financial Partners, LLC 2020 Term Loan, 2.146%, (US0001M + 2.000%), 07/03/24	798,429	0.4
234,540	VFH Parent LLC 2019 Term Loan B, 3.141%, (US0001M + 3.000%), 03/01/26	233,807	0.1
1,222,299	Victory Capital Holdings, Inc. 2020 Term Loan B, 2.734%, (US0003M + 2.500%), 07/01/26	1,210,076	0.7
		6,508,600	3.5

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Food Products: 2.7%
618,925		8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.650%, (US0001M + 3.500%), 10/01/25	$ 616,715	0.3
314,052		Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/24	315,033	0.2
535,971		B&G Foods, Inc. 2019 Term Loan B4, 2.646%, (US0001M + 2.500%), 10/10/26	535,189	0.3
410,550		CHG PPC Parent LLC 2018 Term Loan B, 2.896%, (US0001M + 2.750%), 03/31/25	404,135	0.2
394,013		Froneri International PLC 2020 USD Term Loan, 2.396%, (US0001M + 2.250%), 01/31/27	385,363	0.2
970,000		IRB Holding Corp 2020 Fourth Amendment Incremental Term Loan, 3.478%, (US0003M + 3.250%), 11/18/27	960,704	0.5
643,217		IRB Holding Corp 2020 Term Loan B, 3.750%, (US0003M + 2.750%), 02/05/25	633,256	0.4
327,500	(2),(3),(4)	NPC International, Inc. 2nd Lien Term Loan, 7.728%, (US0003M + 7.500%), 04/18/25	25,218	0.0
825,988		Sigma Bidco B.V. 2018 USD Term Loan B, 3.369%, (US0006M + 3.000%), 07/02/25	810,707	0.4
360,000		Weber-Stephen Products LLC Term Loan B, 4.000%, (US0001W + 3.250%), 10/30/27	359,175	0.2
			5,045,495	2.7

		Food Service: 2.1%
1,256		1011778 B.C. Unlimited Liability Company Term Loan B4, 1.896%, (US0001M + 1.750%), 11/19/26	1,225	0.0
1,978,079		Golden Nugget, Inc. 2017 Incremental Term Loan B, 3.250%, (US0002M + 2.500%), 10/04/23	1,886,593	1.0
1,016,600		Hearthside Food Solutions, LLC 2018 Term Loan B, 3.833%, (US0001M + 3.688%), 05/23/25	998,598	0.5
240,000		Tacala, LLC 1st Lien Term Loan, 3.978%, (US0003M + 3.750%), 02/05/27	237,800	0.1
856,350		US Foods, Inc. 2019 Term Loan B, 2.146%, (US0001M + 2.000%), 09/13/26	827,715	0.5
			3,951,931	2.1

		Food/Drug Retailers: 2.5%
EUR 1,000,000		CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 3.250%, (EUR006M + 3.250%), 06/23/25	1,191,573	0.6
1,296,766		EG Finco Limited 2018 USD Term Loan, 4.220%, (US0003M + 4.000%), 02/07/25	1,275,925	0.7
560,322		Moran Foods, LLC 2020 2nd Lien Term Loan, 11.750%, (US0003M + 10.750%), 10/01/24	493,083	0.3
437,276		Moran Foods, LLC 2020 Term Loan, 8.000%, (US0002M + 7.000%), 04/01/24	438,369	0.2
480,150		Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0003M + 5.500%), 09/06/24	465,746	0.2
868,389		United Natural Foods, Inc. Term Loan B, 4.396%, (US0001M + 4.250%), 10/22/25	864,047	0.5
			4,728,743	2.5

		Forest Products: 0.3%
490,050		LABL, Inc. 2019 USD Term Loan, 4.646%, (US0001M + 4.500%), 07/01/26	489,361	0.3

		Health Care: 9.6%
343,875		Accelerated Health Systems, LLC Term Loan B, 3.650%, (US0001M + 3.500%), 10/31/25	335,063	0.2
140,306		Agiliti Health, Inc Term Loan, 3.188%, (US0003M + 3.000%), 01/04/26	138,376	0.1
790,042		Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 04/22/24	742,781	0.4
240,000		ASP Navigate Acquisition Corp Term Loan, 5.500%, (US0003M + 4.500%), 10/06/27	238,200	0.1
850,467		Bausch Health Companies, Inc. 2018 Term Loan B, 3.143%, (US0001M + 3.000%), 06/02/25	841,479	0.5

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
467,526		CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 4.000%, (US0006M + 3.000%), 06/07/23	$ 461,779	0.2
484,050		Da Vinci Purchaser Corp. 2019 Term Loan, 5.000%, (US0003M + 4.000%), 01/08/27	484,050	0.3
1,049,946		DaVita, Inc. 2020 Term Loan B, 1.896%, (US0001M + 1.750%), 08/12/26	1,039,593	0.6
391,992		DentalCorp Perfect Smile ULC 1st Lien Term Loan, 4.750%, (US0001M + 3.750%), 06/06/25	382,193	0.2
1,218,300		Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.896%, (US0001M + 3.750%), 10/10/25	1,002,432	0.5
1,359,094		ExamWorks Group, Inc. 2017 Term Loan, 4.250%, (US0003M + 3.250%), 07/27/23	1,353,318	0.7
495,000		Global Medical Response, Inc. 2020 Term Loan B, 5.001%, (US0003M + 4.750%), 10/02/25	488,565	0.3
899,728		GoodRx, Inc. 1st Lien Term Loan, 2.896%, (US0001M + 2.750%), 10/10/25	885,952	0.5
1,176,629		Inovalon Holdings, Inc. 2020 Term Loan B1, 3.188%, (US0001M + 3.000%), 04/02/25	1,161,921	0.6
826,711		Jaguar Holding Company II 2018 Term Loan, 3.500%, (US0001M + 2.500%), 08/18/22	826,194	0.4
292,050		Medical Solutions L.L.C. 2017 Term Loan, 5.500%, (US0006M + 4.500%), 06/14/24	287,669	0.2
813,466		MPH Acquisition Holdings LLC 2016 Term Loan B, 3.750%, (US0003M + 2.750%), 06/07/23	803,603	0.4
EUR 995,000		Ortho-Clinical Diagnostics SA EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 06/30/25	1,166,116	0.6
345,000		Packaging Coordinators Midco, Inc. 2020 Term Loan, 3.978%, (US0003M + 3.750%), 09/25/27	342,844	0.2
22,925	(1)	Pathway Vet Alliance LLC 2020 Delayed Draw Term Loan, 4.146%, (US0001M + 4.000%), 03/31/27	22,650	0.0
280,665		Pathway Vet Alliance LLC 2020 Term Loan, 4.146%, (US0001M + 4.000%), 03/31/27	277,297	0.2
1,056,665		Phoenix Guarantor Inc 2020 Term Loan B, 3.400%, (US0001M + 3.250%), 03/05/26	1,044,117	0.6
912,417		RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.896%, (US0001M + 3.750%), 11/16/25	902,366	0.5
54,712		Select Medical Corporation 2017 Term Loan B, 2.780%, (US0003M + 2.500%), 03/06/25	53,834	0.0
446,271		Sotera Health Holdings, LLC 2019 Term Loan, 5.500%, (US0003M + 4.500%), 12/11/26	446,940	0.2
EUR 1,000,000		Sunrise Medical 2018 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 04/16/25	1,183,904	0.6
369,375		Vizient, Inc. 2020 Term Loan B6, 2.146%, (US0001M + 2.000%), 05/06/26	361,433	0.2
486,250		Wink Holdco, Inc 1st Lien Term Loan B, 4.000%, (US0001M + 3.000%), 12/02/24	486,174	0.3
			17,760,843	9.6

		Industrial: 0.5%
991,939		NCI Building Systems, Inc. 2018 Term Loan, 3.880%, (US0001M + 3.750%), 04/12/25	986,980	0.5

		Industrial Equipment: 3.8%
470,000		Alliance Laundry Systems LLC Term Loan B, 4.250%, (US0003M + 3.500%), 10/08/27	469,657	0.2
655,050		APi Group DE, Inc. Term Loan B, 2.646%, (US0001M + 2.500%), 10/01/26	645,736	0.3
358,613		CPM Holdings, Inc. 2018 1st Lien Term Loan, 3.899%, (US0001M + 3.750%), 11/17/25	343,483	0.2
680,154		EWT Holdings III Corp. 2020 Term Loan, 2.896%, (US0001M + 2.750%), 12/20/24	675,053	0.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Industrial Equipment: (continued)
1,535,458	Filtration Group Corporation 2018 1st Lien Term Loan, 3.146%, (US0001M + 3.000%), 03/29/25	$ 1,507,147	0.8
1,360,585	Gardner Denver, Inc. 2020 USD Term Loan B2, 1.896%, (US0001M + 1.750%), 03/01/27	1,339,447	0.7
757,350	Granite Holdings US Acquisition Co. Term Loan B, 5.470%, (US0003M + 5.250%), 09/30/26	739,363	0.4
365,075	Kenan Advantage Group, Inc. 2015 Term Loan, 4.000%, (US0001M + 3.000%), 07/31/22	356,770	0.2
137,656	Kenan Advantage Group, Inc. CAD Term Loan B, 4.000%, (US0001M + 3.000%), 07/31/22	134,524	0.1
344,138	Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/27	334,674	0.2
515,000	Vertical Midco GmbH USD Term Loan B, 4.570%, (US0006M + 4.250%), 07/30/27	514,437	0.3
		7,060,291	3.8

	Insurance: 8.9%
142,188	Achilles Acquisition LLC 2020 Delayed Draw Term Loan, 4.728%, (US0003M + 4.500%), 11/16/27	141,744	0.1
767,813	Achilles Acquisition LLC 2020 Term Loan, 4.728%, (US0003M + 4.500%), 11/16/27	763,973	0.4
1,243,061	Acrisure, LLC 2020 Term Loan B, 3.646%, (US0001M + 3.500%), 02/15/27	1,221,463	0.6
757,735	Alera Group Holdings, Inc. 2018 Term Loan B, 4.500%, (US0001M + 4.000%), 08/01/25	746,369	0.4
674,638	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 3.396%, (US0001M + 3.250%), 05/09/25	659,650	0.3
500,000	Alliant Holdings Intermediate, LLC 2020 Term Loan B3, 4.250%, (US0003M + 3.750%), 10/08/27	498,672	0.3
1,992,329	AmWINS Group, Inc. 2017 Term Loan B, 3.750%, (US0001M + 2.750%), 01/25/24	1,988,470	1.1
340,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 8.000%, (US0003M + 7.000%), 09/19/25	341,983	0.2
417,563	Aretec Group, Inc. 2018 Term Loan, 4.396%, (US0001M + 4.250%), 10/01/25	400,208	0.2
2,555,127	AssuredPartners, Inc. 2020 Term Loan B, 3.646%, (US0001M + 3.500%), 02/12/27	2,508,131	1.3
739,715	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.000%, (US0001M + 3.000%), 04/29/24	737,095	0.4
492,196	Hub International Limited 2018 Term Loan B, 2.982%, (US0003M + 2.750%), 04/25/25	480,942	0.3
2,570,479	NFP Corp. 2020 Term Loan, 3.396%, (US0001M + 3.250%), 02/15/27	2,505,415	1.3
305,000	Ryan Specialty Group, LLC Term Loan, 4.000%, (US0001M + 3.250%), 09/01/27	304,491	0.2
1,461,500	Sedgwick Claims Management Services, Inc. 2019 Term Loan B, 4.146%, (US0001M + 4.000%), 09/03/26	1,447,698	0.8
1,843,000	USI, Inc. 2017 Repriced Term Loan, 3.220%, (US0003M + 3.000%), 05/16/24	1,807,292	1.0
		16,553,596	8.9

	Leisure Good/Activities/Movies: 4.2%
274,957	24 Hour Fitness Worldwide, Inc. 2020 DIP New Money Term Loan, 11.000%, (US0001M + 10.000%), 06/17/21	192,470	0.1
257,915	24 Hour Fitness Worldwide, Inc. 2020 DIP Roll-up Term Loan, 11.000%, (US0001M + 10.000%), 06/17/21	180,540	0.1
179,100	Alterra Mountain Company 2020 Term Loan B, 5.500%, (US0001M + 4.500%), 08/01/26	179,212	0.1
448,752	AMC Entertainment Holdings Inc. 2019 Term Loan B, 3.228%, (US0003M + 3.000%), 04/22/26	342,370	0.2
205,000	Ancestry.com Inc. 2020 Term Loan, 4.228%, (US0003M + 4.000%), 11/24/27	204,872	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Leisure Good/Activities/Movies: (continued)
1,123,956		Bombardier Recreational Products, Inc. 2020 Term Loan, 2.146%, (US0001M + 2.000%), 05/24/27	$ 1,094,218	0.6
892,400		ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 2.970%, (US0003M + 2.750%), 09/18/24	801,598	0.4
121,473		Crown Finance US, Inc. 2020 Term Loan B1, 15.478%, (US0003M + 15.250%), 05/23/24	110,540	0.1
368,348		Fitness International, LLC 2018 Term Loan B, 4.250%, (US0003M + 3.250%), 04/18/25	310,333	0.2
EUR 566		Fluidra S.A. EUR Term Loan B, 2.000%, (EUR001M + 2.000%), 07/02/25	678	0.0
EUR 1,000,000		GVC Holdings PLC 2019 EUR Term Loan B, 2.500%, (EUR003M + 2.500%), 03/29/24	1,191,956	0.6
982,323		Intrawest Resorts Holdings, Inc. Term Loan B1, 2.896%, (US0001M + 2.750%), 07/31/24	954,388	0.5
784,438		Playtika Holding Corp Term Loan B, 7.000%, (US0006M + 6.000%), 12/10/24	789,585	0.4
EUR 745,180		Thor Industries, Inc. EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 02/01/26	890,555	0.5
378,263		WeddingWire, Inc. 1st Lien Term Loan, 4.713%, (US0003M + 4.500%), 12/19/25	372,589	0.2
140,000		WeddingWire, Inc. 2nd Lien Term Loan, 8.464%, (US0003M + 8.250%), 12/21/26	131,600	0.1
			7,747,504	4.2

		Lodging & Casinos: 5.0%
433,913		Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/24	435,540	0.2
1,836,932		Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 2.896%, (US0001M + 2.750%), 12/23/24	1,780,789	1.0
255,000		Caesars Resort Collection, LLC 2020 Term Loan B1, 4.646%, (US0001M + 4.500%), 07/21/25	253,065	0.1
1,308,503		Everi Payments Inc. Term Loan B, 3.750%, (US0001M + 2.750%), 05/09/24	1,281,651	0.7
1,645,325		Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0003M + 3.000%), 10/21/24	1,611,390	0.9
998,737		Hilton Worldwide Finance, LLC 2019 Term Loan B2, 1.900%, (US0003M + 1.750%), 06/22/26	976,380	0.5
579,658		PCI Gaming Authority Term Loan, 2.646%, (US0001M + 2.500%), 05/29/26	569,212	0.3
1,049,563		Scientific Games International, Inc. 2018 Term Loan B5, 2.896%, (US0001M + 2.750%), 08/14/24	1,013,702	0.6
414,698		Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 3.720%, (US0003M + 3.500%), 07/10/25	416,016	0.2
993,478		Station Casinos LLC 2020 Term Loan B, 2.500%, (US0001M + 2.250%), 02/08/27	967,044	0.5
			9,304,789	5.0

		Nonferrous Metals/Minerals: 0.8%
1,168,891	(2),(3),(4)	Covia Holdings Corporation Term Loan, 5.000%, (US0003M + 4.750%), 06/01/25	942,661	0.5
563,886		U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/25	493,165	0.3
			1,435,826	0.8

		Oil & Gas: 1.2%
620,000		Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 7.750%, (US0001M + 6.750%), 10/29/25	523,900	0.3
445,386		Glass Mountain Pipeline Holdings, LLC Term Loan B, 5.500%, (US0003M + 4.500%), 12/23/24	236,055	0.1
1,862,719		HGIM Corp. 2018 Exit Term Loan, 7.005%, (US0003M + 6.000%), 07/02/23	903,419	0.5
686,313		Lower Cadence Holdings LLC Term Loan B, 4.146%, (US0001M + 4.000%), 05/22/26	657,144	0.3
			2,320,518	1.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Publishing: 0.6%
150,000		Alchemy Copyrights, LLC Term Loan B, 4.000%, (US0003M + 3.250%), 08/16/27	$ 150,187	0.1
498,750		Meredith Corporation 2020 Incremental Term Loan B, 5.250%, (US0003M + 4.250%), 01/31/25	499,789	0.3
500,000		Meredith Corporation 2020 Term Loan B2, 2.646%, (US0001M + 2.500%), 01/31/25	492,232	0.2
			1,142,208	0.6

		Radio & Television: 5.4%
697,950		Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.714%, (US0003M + 3.500%), 08/21/26	656,654	0.4
282,434		Cumulus Media New Holdings Inc. Term Loan B, 4.750%, (US0003M + 3.750%), 03/31/26	273,255	0.1
1,018,730		Diamond Sports Group, LLC Term Loan, 3.400%, (US0001M + 3.250%), 08/24/26	860,826	0.5
728,566		Entercom Media Corp. 2019 Term Loan, 2.643%, (US0001M + 2.500%), 11/18/24	706,709	0.4
853,823		iHeartCommunications, Inc. 2020 Term Loan, 3.146%, (US0001M + 3.000%), 05/01/26	826,964	0.4
1,263,942		NASCAR Holdings, Inc Term Loan B, 2.896%, (US0001M + 2.750%), 10/19/26	1,247,090	0.7
1,332,516		Nexstar Broadcasting, Inc. 2019 Term Loan B4, 2.899%, (US0003M + 2.750%), 09/18/26	1,319,548	0.7
1,262,250		Sinclair Television Group Inc. Term Loan B2B, 2.650%, (US0001M + 2.500%), 09/30/26	1,236,479	0.7
1,541,690		Terrier Media Buyer, Inc. Term Loan B, 4.396%, (US0001M + 4.250%), 12/17/26	1,524,346	0.8
666,724		Univision Communications Inc. 2020 Term Loan B, 4.750%, (US0001M + 3.750%), 03/15/26	661,664	0.4
638,367		Univision Communications Inc. Term Loan C5, 3.750%, (US0001M + 2.750%), 03/15/24	627,994	0.3
			9,941,529	5.4

		Retailers (Except Food & Drug): 4.4%
1,043,485		Bass Pro Group, LLC Term Loan B, 5.750%, (US0003M + 5.000%), 09/25/24	1,045,151	0.6
923,812		Belk, Inc. 2019 Term Loan B, 7.750%, (US0003M + 6.750%), 07/31/25	315,416	0.2
222,796		BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 2.140%, (US0001M + 2.000%), 02/03/24	222,378	0.1
515,000		CNT Holdings I Corp 2020 Term Loan, 4.500%, (US0006M + 3.750%), 11/08/27	511,902	0.3
1,745,000		Harbor Freight Tools USA, Inc. 2020 Term Loan B, 4.000%, (US0001M + 3.250%), 10/19/27	1,736,120	0.9
1,891,080		Leslies Poolmart, Inc. 2016 Term Loan, 3.646%, (US0001M + 3.500%), 08/16/23	1,872,507	1.0
918,957	(4)	Mens Wearhouse, Inc. (The) 2018 Term Loan, 4.250%, (US0001M + 3.250%), 04/09/25	328,527	0.2
EUR 1,000,000		Peer Holding III B.V. 2019 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 01/16/27	1,190,294	0.6
1,038,231		Petco Animal Supplies, Inc. 2017 Term Loan B, 4.250%, (US0003M + 3.250%), 01/26/23	983,718	0.5
			8,206,013	4.4

		Surface Transport: 2.0%
1,395,141		Navistar International Corporation 2017 1st Lien Term Loan B, 3.650%, (US0001M + 3.500%), 11/06/24	1,391,653	0.8
954,397		PODS, LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 2.750%), 12/06/24	946,881	0.5
794,073		Savage Enterprises LLC 2020 Term Loan B, 3.150%, (US0001M + 3.000%), 08/01/25	789,507	0.4
408,529		XPO Logistics, Inc. 2018 Term Loan B, 2.146%, (US0001M + 2.000%), 02/24/25	404,955	0.2
91,471		XPO Logistics, Inc. 2019 Term Loan B1, 2.644%, (US0001M + 2.500%), 02/24/25	91,451	0.1
			3,624,447	2.0

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Technology: 1.1%
2,167,769		Misys (Finastra) - TL B 1L, 4.500%, (US0003M + 3.500%), 06/13/24	$ 2,105,145	1.1

		Telecommunications: 9.6%
1,270,700		Altice Financing SA USD 2017 1st Lien Term Loan, 2.896%, (US0001M + 2.750%), 01/31/26	1,228,608	0.7
820,250		Altice France S.A. USD Term Loan B11, 2.896%, (US0001M + 2.750%), 07/31/25	799,060	0.4
1,450,126		Altice France S.A. USD Term Loan B12, 3.828%, (US0001M + 3.688%), 01/31/26	1,433,449	0.8
948,788		Asurion LLC 2017 2nd Lien Term Loan, 6.646%, (US0001M + 6.500%), 08/04/25	957,208	0.5
1,489,304		Asurion LLC 2017 Term Loan B4, 3.146%, (US0001M + 3.000%), 08/04/22	1,485,314	0.8
989,511		Asurion LLC 2018 Term Loan B6, 3.146%, (US0001M + 3.000%), 11/03/23	981,317	0.5
150,000		Cablevision Lightpath LLC Term Loan B, 3.478%, (US0003M + 3.250%), 09/15/27	149,406	0.1
1,930,413		CenturyLink, Inc. 2020 Term Loan B, 2.396%, (US0001M + 2.250%), 03/15/27	1,891,685	1.0
839,019		CommScope, Inc. 2019 Term Loan B, 3.396%, (US0001M + 3.250%), 04/06/26	827,033	0.4
1,009,925		Connect Finco Sarl Term Loan B, 5.500%, (US0001M + 4.500%), 12/11/26	1,010,399	0.5
505,000		Consolidated Communications, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 10/02/27	506,157	0.3
1,957,227		Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.396%, (US0001M + 4.250%), 11/29/25	1,764,440	1.0
850,000		Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.396%, (US0001M + 8.250%), 11/29/26	595,000	0.3
1,228,015		GTT Communications, Inc. 2018 USD Term Loan B, 2.970%, (US0003M + 2.750%), 05/31/25	967,062	0.5
497,500		Iridium Satellite LLC Term Loan, 4.750%, (US0001M + 3.750%), 11/04/26	498,472	0.3
1,938,964		Level 3 Financing Inc. 2019 Term Loan B, 1.896%, (US0001M + 1.750%), 03/01/27	1,898,800	1.0
150,000		Mega Broadband Investments LLC Term Loan, 3.750%, (US0001M + 3.000%), 10/08/27	149,438	0.1
304,238		Northwest Fiber, LLC Term Loan B, 5.638%, (US0001M + 5.500%), 05/21/27	305,125	0.2
305,000		Ziggo Financing Partnership USD Term Loan I, 2.641%, (US0001M + 2.500%), 04/30/28	298,927	0.2
			17,746,900	9.6

		Utilities: 1.4%
799,419		Calpine Corporation 2019 Term Loan B10, 2.146%, (US0001M + 2.000%), 08/12/26	789,027	0.4
756,852		Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/24	748,675	0.4
287,438		Sabre Industries, Inc. 2019 Term Loan B, 3.393%, (US0001M + 3.250%), 04/15/26	285,821	0.2
757,564		Southeast PowerGen, LLC Term Loan B, 4.500%, (US0001M + 3.500%), 12/02/21	695,065	0.4
			2,518,588	1.4

	Total Senior Loans
	(Cost $264,493,102)		257,235,720	138.6

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.5%
24,551	(5),(6)	Cineworld Group PLC	14,306	0.0
23,578	(6)	Cumulus Media, Inc. Class-A	206,779	0.1
7,413	(6)	Harvey Gulf International Marine LLC	1,853	0.0
16,636	(6)	Harvey Gulf International Marine LLC - Warrants	4,159	0.0
50,730	(6)	IQOR	519,983	0.3
41,629	(6)	Longview Power LLC	124,887	0.1
29,663	(5),(6)	Save-A-Lot, Inc. / Moran Foods	–	0.0

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
42,856	(6) The Oneida Group (formerly EveryWare Global, Inc.)	$ 1,286	0.0
	Total Equities and Other Assets
	(Cost $2,455,762)	873,253	0.5

	Total Investments (Cost $266,948,864)	$ 258,108,973	139.1
	Liabilities in Excess of Other Assets	(72,497,544)	(39.1)
	Net Assets	$ 185,611,429	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	Defaulted senior loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.
(3)	Senior loan is not accruing income because the borrower has missed or is expected to miss principal and/or interest payments. The rate shown is the contractual interest rate.
(4)	The borrower has filed for protection in federal bankruptcy court.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Non-income producing security.

Reference Rate Abbreviations:
EUR001M	1-month EURIBOR
EUR003M	3-month EURIBOR
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Senior Loans	$–	$257,235,720	$–	$257,235,720
Equities and Other Assets	206,779	652,168	14,306	873,253
Total Investments, at fair value	$206,779	$257,887,888	$14,306	$258,108,973
Other Financial Instruments+
Forward Foreign Currency Contracts	–	8,075	–	8,075
Total Assets	$206,779	$257,895,963	$14,306	$258,117,048
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(236,995)	$–	$(236,995)
Total Liabilities	$–	$(236,995)	$–	$(236,995)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized appreciation (depreciation) on the instrument.

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

At November 30, 2020, the following forward foreign currency contracts were outstanding for Voya Senior Income Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 14,077,649	EUR 11,998,000	State Street Bank & Trust Co.	12/10/20	$(236,995)
EUR 945,000	USD 1,119,391	State Street Bank & Trust Co.	12/10/20	8,075
				$(228,920)

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $267,053,185.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$ 1,789,259
Gross Unrealized Depreciation	(10,956,623)
Net Unrealized Depreciation	$ (9,167,364)